Subsidiaries - Other Subsidiaries (Details)	12 Months Ended
Dec. 31, 2025
Haleon-Gebro Consumer Healthcare GmbH [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	50.00%
Haleon Lanka (Private) Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Haleon Pakistan Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	85.80%
Haleon US Enterprises Inc [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	88.00%
Haleon US L.P. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	88.00%
Haleon Taiwan Consumer Health Corporation [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	55.00%
Tianjin TSKF Pharmaceutical Co., Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%